SEGMENT INFORMATION Segment Information (Reconciliation of Revenue from Segments to Consolidated) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Sep. 24, 2014	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Segment Reporting [Abstract]
Operating income									$ 317,476	$ 311,202	$ 242,165
Interest expense									(32,574)	(29,006)	(28,091)
Other, net									1,485	2,081	2,214
Income before provision for income taxes	$ 91,212	$ 78,150	$ 68,272	$ 48,753	$ 81,403	$ 96,316	$ 58,744	$ 47,814	$ 286,387	$ 284,277	$ 216,288